Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities
	As at December 31,
	2018 RMB’million	2019 RMB’million
Non-current	27	67
Current	1,431	1,694
	1,458	1,761